Income Tax (Details)		12 Months Ended
	Nov. 15, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) item
Income Tax
Income tax expense (benefit)		$ (215,937)	$ (145,974)
Statutory federal tax rate		21.00%	21.00%
Accrued interest and penalty related to uncertain tax positions		$ 0	$ 0
Unrecognized tax benefit		0	0
Unrecognized income tax benefits impact on effective income tax rate		0	$ 0
Number of ownership changes over 50% | item			5
Federal.
Income Tax
Net operating loss carryforwards		174,285,827
Net operating loss available to offset future income		116,493,744
Net operating loss carryforwards		174,285,827
NOLs that will expire unutilized			$ 58,181,799
R&D credits that will expire unutilized			$ 2,935,000
Federal. | Pelican Therapeutics, Inc.
Income Tax
Net operating loss carryforwards		3,027,284
Net operating loss carryforwards		3,027,284
State.
Income Tax
Net operating loss carryforwards		124,461,888
Net operating loss carryforwards		124,461,888
State. | Pelican Therapeutics, Inc.
Income Tax
Net operating loss carryforwards		2,464,819
Net operating loss carryforwards		2,464,819
State. | North Carolina
Income Tax
Corporate income tax (as a percent)	2.50%
Foreign.
Income Tax
Net operating loss carryforwards		125,097
Net operating loss carryforwards		$ 125,097